Income Taxes	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES
11.	INCOME TAXES

Cayman Islands& BVI

The Company and Ucommune Group are tax-exempted companies incorporated in the Cayman Islands. A subsidiary, Ucommune International Limited, is incorporated in BVI. The foregoing companies are not subject to income tax.

United States (“U.S.”)

Melo and Ucommune N.Y. Corp. are incorporated in the U.S. and are subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

Hong Kong

Ucommune HK was established in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the condensed consolidated financial statements as it has no assessable profit for the six months ended June 30, 2023 and 2024.

Singapore

Ucommune Singapore Pte. Ltd. and Ucommune Technology Pte. Ltd. were established in Singapore and are subject to Singapore corporate income taxes at the rate of 17% for the six months ended June 30, 2023 and 2024.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate. The original policy expired on December 31, 2020.

On May 25, 2022, the State Finance and Taxation Department issued the Notice on Preferential Policies for Enterprise Income Tax in Hengqin Guangdong-Macao Deep Cooperation Zone (hereinafter referred to as “Hengqin Shenhe District” or “Hengqin”) (Caishui [2022] No.19). And on February 17, 2023, Hengqin Guangdong-Macao Deep Cooperation Zone Taxation Bureau, State Administration of Taxation issued Announcement on Issues Relating to the Substantial Operation of Eligible Industrial Enterprises in the Hengqin Guangdong-Macao Deep Co-operation Zone ([2023] No. 1). These policies continue the policy of collecting enterprise income tax at a reduced preferential tax rate of 15% for eligible enterprises.

According to Caishui [2019] No.13, announcement of the Ministry of Finance and the State Taxation Administration Caishui [2021] No.12, and announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, small and low-profit enterprises shall meet three conditions for enjoying preferential tax conditions, including (i) annual taxable income of no more than RMB3,000, (ii) no more than 300 employees, and (iii) total assets of no more than RMB50,000.

According to announcement of the State Taxation Administration [2021] No.8, which became effective on January 1, 2021 and until to December 31, 2022, small, low-profit enterprises whose annual taxable income is no more than RMB1,000 is subject to the preferential income tax rate 2.5% (only 12.5% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to announcement of the Ministry of Finance and the State Taxation Administration [2022] No.13, which became effective on January 1, 2022 and until to December 31, 2024, small, low profit enterprises whose annual taxable income exceed RMB1,000 but no more than RMB3,000 is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

In accordance with announcement of the Ministry of Finance and the State Taxation Administration [2023] No. 6, which was effective from January 1, 2023 to December 31, 2024, preferential tax rate became 5% on taxable income below RMB1,000.

According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until to December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%). For the years ended December 31, 2022 and 2023, some PRC subsidiaries are small, low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small, low-profit enterprises.

	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Current tax expense	50	5,142
Deferred tax benefit	(19)	—
Total	31	5,142

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Allowance for credit losses	12,870	11,496
Impairment loss on long-lived assets and long-term prepaid expenses	53,832	52,962
Impairment loss on long-term investments	17,920	22,421
Accrued Liabilities	12,401	7,635
Deductible temporary difference related to advertising expenses	4,602	4,595
Deferred subsidy income	289	198
Net operating loss carrying forwards	301,768	352,068
Total deferred tax assets	403,682	451,375
Less: valuation allowance	(403,682)	(451,375)
Deferred tax assets, net	—	—

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2022	382,720
Additions-change to tax expense	84,941
NOL Reductions/expirations	(63,979)
Balance at December 31, 2023	403,682
Additions-change to tax expense	66,019
NOL Reductions/expirations	(18,326)
Balance at June 30, 2024 (Unaudited)	451,375

The aggregate NOLs as of June 30, 2024 was RMB1,691,612 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The aggregate NOLs as of December 31, 2023 was RMB1,527,691 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The cumulative net operating loss in the PRC can be carried forward for five years, to offset future net profits for income tax purposes. The NOLs in PRC will start to expire from 2024 through 2028 if they are not used. The tax losses in Hong Kong, Singapore and U.S. can be carried forward without an expiration date.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Valuation allowance of RMB403,682 and RMB451,375 had been provided as of December 31, 2023 and June 30, 2024, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the year ended December 31, 2023 and six months ended June 30, 2024. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB100 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.

Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Loss before provision for income taxes and loss from equity method investment	(51,085)	(50,821)
Income tax expense computed at an applicable tax rate of 25%	(12,771)	(12,705)
Non-deductible expenses related to share-based compensation	1,239	424
Non-taxable gain related to disposal gain on subsidiaries	—	1,084
Effect of other non-deductible items	312	49
Effect of preferential tax rate	3,037	(159)
Effect of income tax rate difference in other jurisdictions	(2,325)	(272)
Prior year true up	—	(49,298)
Change in valuation allowance	10,539	66,019
Total	31	5,142

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.